UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS Short Duration Plus Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 28.0%
Consumer Discretionary 1.7%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	47,925
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	35,000	28,175
8.0%, 3/15/2014	20,000	17,300
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	110,000	95,700
Cablevision Systems Corp., Series B, 7.133% **, 4/1/2009	29,000	29,000
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014	110,000	113,025
Comcast Corp., 5.5%, 3/15/2011	5,000,000	5,003,770
Cooper-Standard Automotive, Inc., 7.0%, 12/15/2012	25,000	20,875
CSC Holdings, Inc.:
7.25%, 7/15/2008	53,000	53,000

Series B, 7.625%, 4/1/2011	35,000	34,300
Series B, 8.125%, 7/15/2009	55,000	55,412
Series B, 8.125%, 8/15/2009	95,000	95,712
DIRECTV Holdings LLC, 144A, 7.625%, 5/15/2016	140,000	137,900
Dollarama Group LP, 8.883% **, 8/15/2012	38,000	35,530
EchoStar DBS Corp.:
6.375%, 10/1/2011	85,000	82,025
6.625%, 10/1/2014	59,000	54,575
7.125%, 2/1/2016	50,000	46,125
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	48,500
Group 1 Automotive, Inc., 8.25%, 8/15/2013	30,000	28,050
Hanesbrands, Inc., Series B, 6.508% **, 12/15/2014	70,000	65,100
Hertz Corp.:
8.875%, 1/1/2014	110,000	100,650
10.5%, 1/1/2016	20,000	18,200
Home Depot, Inc., 2.901% **, 12/16/2009	2,665,000	2,595,686
Idearc, Inc., 8.0%, 11/15/2016	200,000	125,750
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	45,000	40,950
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	55,000	38,775
Jarden Corp., 7.5%, 5/1/2017	40,000	34,800
Kabel Deutschland GmbH, 10.625%, 7/1/2014	80,000	81,800
Lamar Media Corp., Series C, 6.625%, 8/15/2015	30,000	27,300
Liberty Media LLC:
5.7%, 5/15/2013	25,000	22,404
8.25%, 2/1/2030	50,000	43,556
8.5%, 7/15/2029	80,000	71,559
Macy's Retail Holdings, Inc., 6.3%, 4/1/2009	5,065,000	5,045,125
Mediacom Broadband LLC, 8.5%, 10/15/2015	10,000	8,938
MGM MIRAGE:
6.0%, 10/1/2009	40,000	39,350
6.75%, 9/1/2012	160,000	143,600
8.375%, 2/1/2011	57,000	55,005
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	61,000	61,000
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	10,000	9,313
Penske Automotive Group, Inc., 7.75%, 12/15/2016	105,000	91,875
Quiksilver, Inc., 6.875%, 4/15/2015	105,000	89,250
Seminole Hard Rock Entertainment, Inc., 144A, 5.276% **, 3/15/2014	55,000	46,200
Shaw Communications, Inc., 8.25%, 4/11/2010	95,000	97,612
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	40,000	32,500
Sinclair Television Group, Inc., 8.0%, 3/15/2012	24,000	24,180
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	40,000	37,000
Station Casinos, Inc., 6.5%, 2/1/2014	80,000	46,000
Target Corp., 2.895% **, 8/7/2009	5,000,000	4,989,355
Time Warner Cable, Inc., 6.2%, 7/1/2013	4,445,000	4,519,974
Viacom, Inc., 5.75%, 4/30/2011	5,000,000	5,011,660
Videotron Ltd., 144A, 9.125%, 4/15/2018	15,000	15,675
Vitro SAB de CV:
9.125%, 2/1/2017	160,000	126,800
11.75%, 11/1/2013	20,000	19,900

		29,803,741
Consumer Staples 3.4%
Alliance One International, Inc., 8.5%, 5/15/2012	15,000	14,100
Coca-Cola Enterprises, Inc., 4.375%, 9/15/2009	3,000,000	3,037,689
ConAgra Foods, Inc., 7.875%, 9/15/2010	10,000,000	10,570,840
CVS Caremark Corp.:

2.982% **, 6/1/2010	6,000,000	5,855,568
4.0%, 9/15/2009	4,500,000	4,475,578
Delhaize America, Inc.:
8.05%, 4/15/2027	45,000	48,558
9.0%, 4/15/2031	82,000	96,531
Dr. Pepper Snapple Group, Inc., 144A, 6.12%, 5/1/2013	1,400,000	1,419,076
Harry & David Holdings, Inc., 7.682% **, 3/1/2012	35,000	30,800
Kraft Foods, Inc., 3.216% **, 8/11/2010	5,000,000	4,907,105
PepsiCo, Inc., 4.65%, 2/15/2013	8,667,000	8,795,653
Philip Morris International, Inc., 4.875%, 5/16/2013	9,785,000	9,612,070
Reynolds American, Inc.:
3.476% **, 6/15/2011	5,000,000	4,725,300
6.5%, 7/15/2010	5,000,000	5,075,000
Smithfield Foods, Inc., 7.75%, 7/1/2017	35,000	29,050
Viskase Companies, Inc., 11.5%, 6/15/2011	155,000	134,850

		58,827,768
Energy 1.2%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	100,000	104,000
Bristow Group, Inc., 7.5%, 9/15/2017	65,000	65,163
Chaparral Energy, Inc., 8.5%, 12/1/2015	10,000	8,675
Chesapeake Energy Corp.:
6.25%, 1/15/2018	35,000	32,200
6.875%, 1/15/2016	155,000	149,575
7.25%, 12/15/2018	105,000	102,112
7.75%, 1/15/2015	120,000	124,500
Cimarex Energy Co., 7.125%, 5/1/2017	40,000	39,300
ConocoPhillips, 8.75%, 5/25/2010	11,000,000	11,970,750
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	15,000	14,831
8.375%, 5/1/2016	65,000	63,050
El Paso Corp.:
7.25%, 6/1/2018	85,000	83,725
9.625%, 5/15/2012	50,000	54,221
Enterprise Products Operating LP, 4.95%, 6/1/2010	5,000,000	4,998,915
Forest Oil Corp., 144A, 7.25%, 6/15/2019	30,000	28,800
Frontier Oil Corp., 6.625%, 10/1/2011	40,000	39,400
KCS Energy, Inc., 7.125%, 4/1/2012	195,000	187,200
Mariner Energy, Inc.:
7.5%, 4/15/2013	55,000	53,350
8.0%, 5/15/2017	75,000	72,563
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	85,275
OPTI Canada, Inc.:
7.875%, 12/15/2014	75,000	74,062
8.25%, 12/15/2014	130,000	129,350
Pemex Project Funding Master Trust, Series 2, 9.125%, 10/13/2010	838,000	913,420
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	55,000	53,694
9.125%, 7/15/2013	50,000	51,250
Plains Exploration & Production Co.:
7.0%, 3/15/2017	50,000	48,000
7.625%, 6/1/2018	95,000	95,000
Quicksilver Resources, Inc., 7.125%, 4/1/2016	135,000	125,719
Range Resources Corp., 7.25%, 5/1/2018	25,000	24,813
Sabine Pass LNG LP:
7.25%, 11/30/2013	100,000	91,000
7.5%, 11/30/2016	200,000	180,000

SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	50,000	50,250
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	75,000	77,168
Stone Energy Corp., 6.75%, 12/15/2014	60,000	52,650
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	35,000	36,427
Tesoro Corp., 6.5%, 6/1/2017	50,000	44,875
Whiting Petroleum Corp.:
7.0%, 2/1/2014	65,000	63,781
7.25%, 5/1/2012	105,000	104,212
7.25%, 5/1/2013	40,000	39,700
Williams Companies, Inc.:
8.125%, 3/15/2012	143,000	150,150
8.75%, 3/15/2032	214,000	242,890
Williams Partners LP, 7.25%, 2/1/2017	30,000	30,000

		20,956,016
Financials 15.4%
American Express Credit Corp., Series C, 3.883% **, 5/27/2010	8,000,000	7,934,504
American General Finance Corp., Series J, 3.026% **, 12/15/2011	12,000,000	11,016,912
Ashton Woods USA LLC, 9.5%, 10/1/2015	110,000	63,800
Bank of New York, 5.05%, 3/3/2009	3,500,000	3,495,380
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	10,370,000	10,339,854
Bank One Corp., 6.0%, 8/1/2008	3,000,000	3,004,872
Barclays Bank PLC, 3.0% **, 8/10/2009	6,665,000	6,665,000
Bear Stearns Companies, Inc., 2.875%, 7/2/2008	7,500,000	7,500,000
Boeing Capital Corp., 4.75%, 8/25/2008	8,833,000	8,866,627
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	30,000	20,100
Capital One Bank:
4.25%, 12/1/2008	4,000,000	3,992,660
5.0%, 6/15/2009	1,000,000	998,507
Caterpillar Financial Services Corp., Series F, 4.85%, 12/7/2012	7,000,000	6,979,259
CIT Group, Inc., 5.4%, 2/13/2012	9,090,000	7,215,851
Citigroup, Inc., 4.625%, 8/3/2010	10,000,000	9,958,530
Commonwealth Bank of Australia, 144A, 5.0%, 11/6/2012	5,000,000	5,042,120
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	186,900	209,328
Diageo Capital PLC, 4.375%, 5/3/2010	5,015,000	5,020,326
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	249,000	192,965
7.375%, 10/28/2009	390,000	355,204
7.875%, 6/15/2010	130,000	112,210
General Electric Capital Corp., Series A, 5.25%, 10/19/2012	10,000,000	10,097,480
Glitnir Banki HF, 144A, 2.873% **, 10/15/2008	6,000,000	5,966,412
GMAC LLC, 6.875%, 9/15/2011	668,000	480,006
Hartford Financial Services Group, Inc., 7.9%, 6/15/2010	3,950,000	4,153,141

Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	95,000	95,713
8.875%, 4/1/2015 (PIK)	75,000	75,375
HCP, Inc. (REIT), 6.45%, 6/25/2012	7,500,000	7,188,315
Hexion US Finance Corp., 9.75%, 11/15/2014	30,000	27,150
HSBC Finance Corp., 5.9%, 6/19/2012 (a)	12,000,000	12,047,904
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	135,000	136,350
iStar Financial, Inc., (REIT), 5.15%, 3/1/2012	5,000,000	4,125,000
John Deere Capital Corp., Series D, 4.5%, 4/3/2013	15,000,000	14,812,695
JPMorgan Chase & Co., 4.75%, 5/1/2013	10,000,000	9,718,610
KeyCorp., Series H, 6.5%, 5/14/2013	5,190,000	4,633,938
Kreditanstalt fuer Wiederaufbau, 3.75%, 6/27/2011	18,900,000	19,008,297

Merrill Lynch & Co., Inc.:
5.77%, 7/25/2011	5,000,000	4,984,400
6.15%, 4/25/2013	5,305,000	5,141,611
6.875%, 4/25/2018	65,000	61,862
Morgan Stanley:
Series F, 4.778% **, 5/14/2010	5,000,000	4,980,695
Series F, 5.625%, 1/9/2012	5,000,000	5,003,710
Popular North America, Inc., Series E, 3.875%, 10/1/2008	8,000,000	7,983,184
Rio Tinto Finance (USA) Ltd.:
2.625%, 9/30/2008	2,850,000	2,841,593
5.875%, 7/15/2013	12,000,000	12,066,528
Simon Property Group LP, (REIT), 4.6%, 6/15/2010	9,000,000	8,853,714
SLM Corp., Series A, 3.95%, 8/15/2008	10,000,000	9,933,020
Textron Financial Corp., 5.4%, 4/28/2013	5,000,000	4,960,750
Universal City Development Partners, 11.75%, 4/1/2010	155,000	159,263
Wachovia Bank NA, 4.375%, 8/15/2008	8,000,000	7,992,320

		266,513,045
Health Care 0.9%
Abbott Laboratories, 5.15%, 11/30/2012	7,000,000	7,205,191
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	100,000	92,000
AstraZeneca PLC, 2.991% **, 9/11/2009	7,000,000	7,006,412
Boston Scientific Corp., 6.0%, 6/15/2011	70,000	68,425
Community Health Systems, Inc., 8.875%, 7/15/2015	260,000	261,625
HCA, Inc.:
9.125%, 11/15/2014	45,000	46,012
9.25%, 11/15/2016	195,000	200,850
9.625%, 11/15/2016 (PIK)	100,000	103,000
The Cooper Companies, Inc., 7.125%, 2/15/2015	70,000	67,200

		15,050,715
Industrials 2.1%
Actuant Corp., 6.875%, 6/15/2017	30,000	29,475
Allied Security Escrow Corp., 11.375%, 7/15/2011	19,000	16,340
Allied Waste North America, Inc., 6.5%, 11/15/2010	100,000	100,000
American Railcar Industries, Inc., 7.5%, 3/1/2014	45,000	41,850
ARAMARK Corp., 6.373% **, 2/1/2015	40,000	37,400
Baldor Electric Co., 8.625%, 2/15/2017	40,000	40,200
BE Aerospace, Inc., 8.5%, 7/1/2018	95,000	95,237
Belden, Inc., 7.0%, 3/15/2017	35,000	33,600
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	97,750
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	125,000	118,750
Building Materials Corp. of America, 7.75%, 8/1/2014	45,000	36,900
Cenveo Corp., 144A, 10.5%, 8/15/2016	50,000	49,500

DRS Technologies, Inc.:
6.625%, 2/1/2016	30,000	30,450
6.875%, 11/1/2013	250,000	250,000
7.625%, 2/1/2018	100,000	105,750
Esco Corp.:
144A, 6.651% **, 12/15/2013	260,000	244,400
144A, 8.625%, 12/15/2013	55,000	55,550
General Cable Corp.:
5.073% **, 4/1/2015	45,000	39,937
7.125%, 4/1/2017	30,000	28,575
General Dynamics Corp., 4.25%, 5/15/2013	10,000,000	9,895,660
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	40,000	33,400
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012	129,000	94,170
144A, 11.5%, 5/1/2013	15,000	15,563
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	55,000	53,350
9.375%, 5/1/2012	145,000	150,800
Kansas City Southern Railway Co., 7.5%, 6/15/2009	40,000	40,400
Lockheed Martin Corp., 4.121%, 3/14/2013	5,000,000	4,855,190
Mobile Services Group, Inc., 9.75%, 8/1/2014	55,000	52,800
Moog, Inc., 144A, 7.25%, 6/15/2018	25,000	24,750
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	50,000	51,125
Norfolk Southern Corp., 6.2%, 4/15/2009	8,770,000	8,906,154
Ply Gem Industries, Inc., 144A, 11.75%, 6/15/2013	35,000	32,112
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	220,000	130,900
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	19,000	20,188
Seitel, Inc., 9.75%, 2/15/2014	30,000	26,813
Titan International, Inc., 8.0%, 1/15/2012	140,000	137,200
TransDigm, Inc., 7.75%, 7/15/2014	30,000	29,625
U.S. Concrete, Inc., 8.375%, 4/1/2014	30,000	26,625
Union Pacific Corp., 5.45%, 1/31/2013	9,285,000	9,309,745
United Rentals North America, Inc., 7.0%, 2/15/2014	60,000	46,500

		35,384,734
Information Technology 1.3%
Cisco Systems, Inc., 5.25%, 2/22/2011	7,000,000	7,207,123
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	125,000	101,562
L-3 Communications Corp.:
5.875%, 1/15/2015	100,000	92,250
Series B, 6.375%, 10/15/2015	60,000	56,100
7.625%, 6/15/2012	165,000	166,650
Lucent Technologies, Inc., 6.45%, 3/15/2029	148,000	113,220
MasTec, Inc., 7.625%, 2/1/2017	55,000	46,750
Oracle Corp.:
4.95%, 4/15/2013	5,355,000	5,406,751
5.0%, 1/15/2011	7,000,000	7,136,297
Sanmina-SCI Corp., 144A, 5.526% **, 6/15/2010	24,000	23,760
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	75,000	68,438
Vangent, Inc., 9.625%, 2/15/2015	35,000	30,450
Xerox Corp., 5.65%, 5/15/2013	2,830,000	2,801,864

		23,251,215
Materials 0.4%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	25,000	23,625
ARCO Chemical Co., 9.8%, 2/1/2020	315,000	250,425
Cascades, Inc., 7.25%, 2/15/2013	87,000	75,690
Chemtura Corp., 6.875%, 6/1/2016	110,000	95,150

Clondalkin Acquisition BV, 144A, 4.776% **, 12/15/2013	75,000	64,875
CPG International I, Inc., 10.5%, 7/1/2013	90,000	75,150
Dow Chemical Co., 5.97%, 1/15/2009	4,000,000	4,040,760
Exopack Holding Corp., 11.25%, 2/1/2014	115,000	106,662
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015	95,000	99,869
8.375%, 4/1/2017	165,000	174,075
GEO Specialty Chemicals, Inc.:
144A, 7.5% **, 3/31/2015	58,078	43,486
144A, 10.698% **, 12/31/2009	97,000	72,629
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017	35,000	32,900
9.5%, 12/1/2011	50,000	50,813
Hexcel Corp., 6.75%, 2/1/2015	280,000	272,300
Huntsman LLC, 11.625%, 10/15/2010	144,000	148,680
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	85,000	76,925
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	25,000	16,250
Momentive Performance Materials, Inc., 9.75%, 12/1/2014	65,000	55,575
NewMarket Corp., 7.125%, 12/15/2016	80,000	79,400
NewPage Corp., 10.0%, 5/1/2012	75,000	75,937
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	5
Steel Dynamics, Inc., 6.75%, 4/1/2015	55,000	52,662
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	80,000	78,400
The Mosaic Co., 144A, 7.375%, 12/1/2014	205,000	214,225
Witco Corp., 6.875%, 2/1/2026	55,000	35,200

		6,311,668
Telecommunication Services 0.6%
AT&T, Inc., 4.125%, 9/15/2009	1,500,000	1,501,753
Centennial Communications Corp., 10.125%, 6/15/2013	30,000	30,900
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	76,000	74,100
8.375%, 1/15/2014	60,000	58,050
iPCS, Inc., 4.998% **, 5/1/2013	30,000	27,000
Millicom International Cellular SA, 10.0%, 12/1/2013	190,000	201,400
Nortel Networks Ltd.:
6.963% **, 7/15/2011	55,000	51,975
144A, 10.75%, 7/15/2016	65,000	64,350
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	100,000	92,750
Qwest Corp.:
7.25%, 9/15/2025	21,000	18,585
7.875%, 9/1/2011	5,080,000	5,080,000
Sprint Nextel Corp., 6.0%, 12/1/2016	65,000	55,900
Telefonica Emisiones SAU, 5.984%, 6/20/2011	3,000,000	3,044,370
US Unwired, Inc., Series B, 10.0%, 6/15/2012	80,000	81,800
Virgin Media Finance PLC, 8.75%, 4/15/2014	95,000	89,300
West Corp., 9.5%, 10/15/2014	45,000	40,500

		10,512,733
Utilities 1.0%
AES Corp.:
144A, 8.0%, 6/1/2020	95,000	91,675
144A, 8.75%, 5/15/2013	285,000	295,687
9.5%, 6/1/2009	55,000	56,513
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	381,000	397,192
Baltimore Gas & Electric Co., 6.125%, 7/1/2013	6,335,000	6,413,307
CMS Energy Corp., 8.5%, 4/15/2011	241,000	251,586

Edison Mission Energy, 7.0%, 5/15/2017	60,000	56,100
Knight, Inc., 6.5%, 9/1/2012	40,000	39,000
Mirant Americas Generation LLC, 8.3%, 5/1/2011	30,000	30,975
Mirant North America LLC, 7.375%, 12/31/2013	50,000	49,563
Northern States Power Co., 6.875%, 8/1/2009	5,000,000	5,140,875
NRG Energy, Inc.:
7.25%, 2/1/2014	115,000	109,825
7.375%, 2/1/2016	90,000	84,713
Oncor Electric Delivery Co., 7.0%, 9/1/2022	25,000	24,378
Orion Power Holdings, Inc., 12.0%, 5/1/2010	180,000	194,400
Public Service Co. of Colorado, Series 14, 4.375%, 10/1/2008	3,500,000	3,505,631
Regency Energy Partners LP, 8.375%, 12/15/2013	65,000	66,463
Reliant Energy, Inc., 7.875%, 6/15/2017	105,000	102,638
Sierra Pacific Resources:
6.75%, 8/15/2017	95,000	92,303
8.625%, 3/15/2014	33,000	34,594

		17,037,418

Total Corporate Bonds (Cost $491,726,924)		483,649,053
Asset Backed 14.5%
Automobile Receivables 6.0%
Aesop Funding II LLC, "A2", Series 2003-4A, 144A, 2.86%, 8/20/2009	1,033,333	1,027,983
AmeriCredit Automobile Receivables Trust, "A3", Series 2005-DA, 4.87%, 12/6/2010	2,295,871	2,286,888
AmeriCredit Prime Automobile Receivables, "C", Series 2007-1, 5.43%, 2/10/2014	2,680,000	2,317,163
Capital Auto Receivables Asset Trust:
"A3A", Series 2006-2, 4.98%, 5/15/2011	9,189,663	9,292,623
"A3A", Series 2007-3, 5.02%, 9/15/2011	4,838,000	4,911,074
"B", Series 2006-1, 5.26%, 10/15/2010	4,078,000	4,110,852
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	9,999,998	9,921,531
Ford Credit Auto Owner Trust:
"A4", Series 2006-A, 5.07%, 12/15/2010	3,917,000	3,973,961
"A3A", Series 2007-B, 5.15%, 11/15/2011	2,283,000	2,321,758
"B", Series 2007-A, 5.6%, 10/15/2012	5,000,000	4,654,337
"B", Series 2007-B, 5.69%, 11/15/2012	1,264,000	1,210,631
GS Auto Loan Trust, "C", Series 2006-1, 5.85%, 1/15/2014	3,338,240	3,304,138
Hertz Vehicle Financing LLC, "A2", Series 2005-2A, 144A, 4.93%, 2/25/2010	8,502,000	8,460,157
Hyundai Auto Receivables Trust, "D", Series 2004-A, 4.1%, 8/15/2011	196,337	196,199
Nissan Auto Receivables Owner Trust:
"A3", Series 2008-B, 4.46%, 4/16/2012	2,791,000	2,802,050
"A4", Series 2006-A, 4.77%, 7/15/2011	4,564,000	4,612,210
Triad Automobile Receivables Owner Trust:
"A3", Series 2005-B, 4.28%, 6/14/2010	1,153,096	1,149,663
"A4", Series 2006-A, 4.88%, 4/12/2013	13,567,000	13,005,100
USAA Auto Owner Trust:
"A2", Series 2008-2, 3.91%, 1/15/2011	5,000,000	5,019,366
"A3", Series 2007-2, 4.9%, 2/15/2012	5,000,000	5,065,584
Volkswagen Auto Loan Enhanced Trust:
"A2", Series 2008-1, 3.71%, 4/20/2011	7,500,000	7,519,642
"A3", Series 2005-1, 4.8%, 7/20/2009	381,687	382,266
World Omni Auto Receivables Trust:
"A3", Series 2006-A, 5.01%, 10/15/2010	2,390,358	2,403,997
"A3A", Series 2007-B, 5.28%, 1/17/2012	3,488,000	3,535,454

		103,484,627
Credit Card Receivables 3.9%
American Express Credit Account Master Trust:

"C", Series 2007-4, 144A, 2.731% **, 12/17/2012	6,000,000	5,728,915
"C", Series 2007-6, 144A, 2.861% **, 1/15/2013	6,000,000	5,717,729
Bank of America Credit Card Trust, "C2", Series 2007-C2, 2.741% **, 9/17/2012	10,000,000	9,574,521

Capital One Multi-Asset Execution Trust:
"C5", Series 2003-C5, 3.621% **, 10/17/2011	8,000,000	7,962,686
"B6", Series 2004-B6, 4.15%, 7/16/2012	5,000,000	4,943,380
"A5", Series 2008-A5, 4.85%, 2/18/2014	5,000,000	5,022,014
Chase Issuance Trust, "C4", Series 2006-C4, 2.761% **, 1/15/2014	10,000,000	9,099,630
Citibank Credit Card Issuance Trust, "B1", Series 2005-B1, 4.4%, 9/15/2010	7,000,000	7,017,963
First USA Credit Card Master Trust, "C", Series 1998-6, 144A, 6.16%, 4/18/2011	1,000,000	1,000,250
Providian Master Note Trust, "B1", Series 2006-B1A, 144A, 5.35%, 3/15/2013	5,000,000	4,790,107
Washington Mutual Master Note Trust, "C1", Series 2007-C1, 144A, 2.871% **, 5/15/2014	7,550,000	6,331,385

		67,188,580
Home Equity Loans 1.7%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	1,657,164	1,446,912
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,460,068	467,222
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	5,435,000	4,944,653
Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	10,622,929	10,310,910
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	172,159	137,598
GMAC Mortgage Corp. Loan Trust:
"A5", Series 2003-HE2, 4.09%, 4/25/2033	3,768,289	2,807,126
"A2", Series 2006-HE3, 5.75%, 10/25/2036	3,500,000	2,573,083
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34%, 8/20/2029	237,201	236,714
Residential Asset Mortgage Products, Inc., "A5", Series 2003-RZ4, 4.66%, 2/25/2032	2,163,935	2,139,778
Specialty Underwriting & Residential Finance, "A2B", Series 2006-BC2, 5.573%, 2/25/2037	4,954,372	4,560,683

		29,624,679
Manufactured Housing Receivables 0.2%
Green Tree Financial Corp.:
"A4", Series 1996-1, 6.5%, 3/15/2027	73,938	75,215
"B2", Series 1996-5, 8.45%, 7/15/2027 *	5,302,252	0
Lehman ABS Manufactured Housing Contracts, "A6", Series 2001-B, 6.467%, 8/15/2028	2,159,849	1,633,219
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027	963,340	968,139

		2,676,573
Miscellaneous 2.7%
Caterpillar Financial Asset Trust, "A2A", Series 2008-A, 4.09%, 12/27/2010	4,500,000	4,512,575
CIT RV Trust, "A5", Series 1999-A, 6.24%, 8/15/2015	1,774,683	1,777,043
Detroit Edison Securitization Funding LLC, "A4", Series 2001-1, 6.19%, 3/1/2013	10,000,000	10,334,356
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%, 10/8/2018	9,181,682	9,004,756
John Deere Owner Trust, "A2", Series 2008-A, 3.63%, 3/15/2011	7,000,000	7,001,809
National Collegiate Student Loan Trust:
"AIO", Series 2006-2, Interest Only, 6.0%, 8/25/2011	17,100,000	2,672,456
"AIO", Series 2006-3, Interest Only, 7.1%, 1/25/2012	24,886,000	4,851,028
PECO Energy Transition Trust, "A7", Series 1999-A, 6.13%, 3/1/2009	625,752	628,908
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 3.46%, 7/25/2039	5,500,000	5,417,500
SSB RV Trust, "A5", Series 2001-1, 6.3%, 4/15/2016	1,274,824	1,278,261

		47,478,692

Total Asset Backed (Cost $265,561,746)		250,453,151
Mortgage-Backed Securities Pass-Throughs 2.0%
Federal Home Loan Mortgage Corp.:
5.543% **, 1/1/2038	7,760,249	7,882,372
5.6% **, 1/1/2038	8,475,214	8,617,945
6.0%, 6/1/2016	15,761,819	16,208,361

Government National Mortgage Association:
9.5%, with various maturities from 12/15/2016 until 7/15/2020	2,179	2,409
11.5%, 4/15/2019	692,338	768,378

Total Mortgage-Backed Securities Pass-Throughs (Cost $33,448,771)		33,479,465
Commercial and Non-Agency Mortgage-Backed Securities 29.9%
Banc of America Commercial Mortgage, Inc., "A2", Series 2005-3, 4.501%, 7/10/2043	10,500,000	10,387,802
Banc of America Funding Corp., "1A11", Series 2007-2, 5.75%, 3/25/2037	8,795,073	8,713,468
Banc of America Mortgage Securities:
"1A3", Series 2002-K, 3.5%, 10/20/2032	253,670	250,219
"2A1", Series 2005-B, 4.378% **, 3/25/2035	17,890,637	17,423,780
"A15", Series 2006-2, 6.0%, 7/25/2036	6,791,397	6,614,193
"3A2", Series 2004-4, 6.5%, 5/25/2019	6,372,907	6,403,140
Bear Stearns Commercial Mortgage Securities, Inc.:
"X2", Series 2004-PWR5, Interest Only, 0.822% ***, 7/11/2042	69,280,614	1,630,852
"X2", Series 2002-TOP8, 144A, Interest Only, 2.075% ***, 8/15/2038	140,474,565	5,680,187
"A1", Series 2007-PW17, 5.282%, 6/11/2050	4,636,887	4,557,612
"A1", Series 2000-WF2, 7.11%, 10/15/2032	37,858	37,902
"A1", Series 2000-WF1, 7.64%, 2/15/2032	1,644	1,646
CDC Commercial Mortgage Trust, "XCP", Series 2002-FX1, 144A, Interest Only, 1.957% ***, 5/15/2035	39,153,198	748,789
Citicorp Mortgage Securities, Inc., "A1", Series 2003-8, 5.5%, 8/25/2033	9,941,469	9,775,020
Citigroup Commercial Mortgage Trust:
"XP", Series 2004-C2, 144A, Interest Only, 0.904% ***, 10/15/2041	167,136,177	4,062,930
"A1", Series 2007-C6, 5.622%, 12/10/2049	9,626,879	9,545,791
Citigroup Mortgage Loan Trust, Inc., "1A1A", Series 2007-AR5, 5.615% **, 4/25/2037	10,386,392	8,269,115
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049	12,000,000	11,673,932
Countrywide Alternative Loan Trust:
"A3", Series 2006-J2, 6.0%, 4/25/2036	8,635,605	7,867,604
"1A1", Series 2006-4CB, 6.0%, 4/25/2036	7,253,875	6,875,678
"A7", Series 2006-9T1, 6.0%, 5/25/2036	8,330,383	7,050,935
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	7,271,905	6,991,287
Countrywide Home Loans:
"A3", Series 2003-18, 5.25%, 7/25/2033	13,851,278	13,689,348
"A35", Series 2005-24, 5.5%, 11/25/2035	12,376,445	12,303,511
Credit Suisse Mortgage Capital Certificates, "A1", Series 2007-C4, 5.54%, 9/15/2039	8,676,752	8,644,734
CS First Boston Mortgage Securities Corp.:
"2A1", Series 2004-AR8, 4.594% **, 9/25/2034	7,587,104	7,380,608
"A4", Series 2001-CF2, 6.505%, 2/15/2034	7,872,222	8,066,777
Deutsche Mortgage Securities, Inc., "1A1", Series 2005-WF1, 144A, 5.087% **, 6/26/2035 (b)	7,668,247	7,624,142
First Horizon Alternative Mortgage Securities:
“A5”, Series 2005-FA9, 5.5%, 12/25/2035	12,677,697	11,987,826
“1A1”, Series 2007-FA2, 5.5%, 4/25/2037	9,358,033	9,039,743
“1A7”, Series 2006-FA8, 6.0%, 2/25/2037	7,300,000	6,528,547
“A7”, Series 2007-FA3, 6.0%, 6/25/2037	10,075,378	9,763,890
First Horizon Mortgage Pass-Through Trust, “2A1”, Series 2005-AR4, 5.33% **, 10/25/2035	6,769,296	6,517,763
GMAC Commercial Mortgage Securities, Inc., “A2”, Series 1998-C2, 6.42%, 5/15/2035	400,425	399,812
Greenwich Capital Commercial Funding Corp.:
“XP”, Series 2005-GG3, 144A, Interest Only, 0.785% ***, 8/10/2042	370,720,792	6,483,795
“A3”, Series 2004-GG1, 4.344%, 6/10/2036	5,723,351	5,714,803
“A3”, Series 2005-GG3, 4.569%, 8/10/2042	8,989,000	8,721,487
“A2”, Series 2005-GG5, 5.117%, 4/10/2037	23,400,000	23,351,948
GS Mortgage Securities Corp. II, “A2”, Series 2006-GG8, 5.479%, 11/10/2039	11,431,000	11,335,614

Heller Financial Commercial Mortgage Asset Corp., “A2”, Series 1999-PH1, 6.847%, 5/15/2031	5,013,961	5,040,354
IndyMac INDX Mortgage Loan Trust, “4A1”, Series 2005-AR9, 5.201% **, 7/25/2035	2,527,294	2,375,755
JPMorgan Chase Commercial Mortgage Securities Corp.:
“A1”, Series 2004-CB9, 3.475%, 6/12/2041	3,351,268	3,324,808
“A1”, Series 2004-C2, 4.278%, 5/15/2041	7,744,276	7,724,465
“A2”, Series 2005-LDP2, 4.575%, 7/15/2042	11,400,000	11,287,639
“A2”, Series 2005-LDP3, 4.851%, 8/15/2042	6,520,000	6,473,701
“A1”, Series 2007-C1, 4.98%, 2/15/2051	9,427,001	9,219,804
“A2”, Series 2004-CB9, 5.108%, 6/12/2041	8,000,000	7,944,339
“A2”, Series 2007-LD11, 5.804% **, 6/15/2049	10,000,000	9,908,738
JPMorgan Mortgage Trust, “2A7”, Series 2004-S2, 5.25%, 11/25/2034	4,275,142	4,262,750
LB-UBS Commercial Mortgage Trust:
“XCP”, Series 2003-C7, 144A, Interest Only, 0.295% ***, 7/15/2037	146,459,092	613,957
“XCP”, Series 2006-C6, Interest Only, 0.644% ***, 9/15/2039	198,952,646	5,029,642
“XCP”, Series 2004-C6, 144A, Interest Only, 0.658% ***, 8/15/2036	84,695,968	1,045,394
“XCP”, Series 2004-C7, 144A, Interest Only, 0.736% ***, 10/15/2036	243,001,335	3,813,299
“XCP”, Series 2004-C8, 144A, Interest Only, 0.784% ***, 12/15/2039	316,927,521	5,150,262
“A2”, Series 2005-C1, 4.31%, 2/15/2030	9,000,000	8,911,199
“A2”, Series 2005-C3, 4.553%, 7/15/2030	12,000,000	11,918,278
“A3”, Series 2004-C4, 4.974% **, 6/15/2029	10,000,000	9,936,611
Morgan Stanley Capital I:
“A2”, Series 2005-T17, 4.11%, 12/13/2041	793,635	791,453
“A1”, Series 2004-T15, 4.13%, 6/13/2041	3,348,744	3,338,469
“A1”, Series 2007-IQ16, 5.32%, 12/12/2049	11,433,218	11,232,936
“A2”, Series 1999-WF1, 6.21%, 11/15/2031	727,693	727,403
“A2”, Series 1998-HF2, 6.48%, 11/15/2030	875,927	874,584
Morgan Stanley Dean Witter Capital I, “A3”, Series 2001-TOP5, 6.16%, 10/15/2035	6,074,924	6,135,489
Paine Webber Mortgage Acceptance Corp., “1B2”, Series 1999-4, 144A, 6.292% **, 7/28/2024	140,037	86,814
PHHMC Mortgage Pass-Through Certificates, “A2”, Series 2006-2, 6.161% **, 7/18/2036	16,209,242	16,022,338
Prudential Home Mortgage Securities, “4B”, Series 1994-A, 144A, 6.73% **, 4/28/2024	25,602	23,867
Residential Funding Mortgage Securities I:
“1A4”, Series 2004-S6, 5.5%, 6/25/2034	5,647,108	5,622,370
“A5”, Series 2005-S9, 5.75%, 12/25/2035	7,108,703	7,066,274
Residential Funding Mortgage Security I, “A11”, Series 2006-S5, 6.0%, 6/25/2036	7,105,995	7,132,656
TIAA Seasoned Commercial Mortgage Trust, “A1”, Series 2007-C4, 5.691% **, 8/15/2039	5,919,687	5,923,237
Wachovia Bank Commercial Mortgage Trust:
“XP”, Series 2005-C17, 144A, Interest Only, 0.253% ***, 3/15/2042	663,698,669	5,538,433
“A2”, Series 2007-C32, 5.736% **, 6/15/2049	10,000,000	9,860,410
Washington Mutual Mortgage Pass-Through Certificates, “A2”, Series 2005-11, 5.75%, 1/25/2036	10,034,394	9,684,403
Wells Fargo Mortgage Backed Securities Trust:
“6A4”, Series 2005-AR16, 5.0% **, 10/25/2035	10,268,127	9,535,384
“A2”, Series 2006-AR17, 5.833% **, 10/25/2036	11,653,164	11,260,895

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $529,548,642)		516,954,640
Collateralized Mortgage Obligations 5.8%
Fannie Mae Grantor Trust:
“1A1”, Series 2004-T1, 6.0%, 1/25/2044	6,167,698	6,058,239
“A1”, Series 2002-T4, 6.5%, 12/25/2041	3,135,687	3,259,885
Fannie Mae Whole Loan:
“3A”, Series 2004-W8, 7.5%, 6/25/2044	1,709,994	1,786,507
“F”, Series 2003-W6, 2.833% **, 9/25/2042	136,342	126,182

Federal Home Loan Mortgage Corp.:
“YA”, Series 3047, 5.0%, 11/15/2018	8,661,839	8,725,512
“MH”, Series 2603, 5.0%, 6/15/2021	8,720,077	8,807,453
“MA”, Series 2664, 5.0%, 4/15/2030	14,922,113	15,030,196
“EB”, Series 3062, 5.5%, 9/15/2021	5,938,328	6,023,375
“PE”, Series 2582, 5.5%, 12/15/2031	18,000,000	18,224,102
“BT”, Series 2448, 6.0%, 5/15/2017	6,715	6,957
Federal National Mortgage Association:
“TA”, Series 2007-77, 5.5%, 12/25/2029	8,068,344	8,219,385
“AB”, Series 2006-3, 5.5%, 10/25/2032	18,800,679	18,972,562
“PD”, Series G94-10, 6.5%, 9/17/2009	216,641	218,470
“A1”, Series 2003-7, 6.5%, 12/25/2042	3,724,180	3,708,672

Total Collateralized Mortgage Obligations (Cost $99,433,573)		99,167,497
Senior Loans ** 3.2%
Bausch & Lomb, Inc.:
Term Loan B, LIBOR plus 3.25%, 6.561%, 4/26/2015	1,599,198	1,569,317
Term Delay Draw, LIBOR plus 3.25%, 6.561%, 4/26/2015	400,802	393,313
Celanese (BCP Crystal Holding Ltd. 2), Term Loan, LIBOR plus 1.5%, 4.811%, 4/2/2014	2,000,000	1,900,840
Cincinnati Bell, Inc., Term Loan B, LIBOR plus 1.5%, 4.811%, 8/31/2012	4,991,667	4,888,738
Community Health Systems, Inc., Term Loan, LIBOR plus 2.25%, 5.561%, 7/16/2014	3,805,380	3,593,268
Constellation Brands, Inc., Term Loan B, LIBOR plus 1.5%, 4.811%, 6/5/2013	3,000,000	2,911,695
Georgia-Pacific Corp., Term Loan B, 1st Lien, LIBOR plus 1.75%, 5.061%, 12/23/2012	4,000,000	3,776,260
Hanesbrands, Inc., Term Loan B, 1st Lien, LIBOR plus 1.75%, 5.061%, 9/5/2013	4,500,000	4,370,647
HCA, Inc., Term Loan B, LIBOR plus 2.25%, 5.561%, 11/17/2013	4,000,000	3,763,180
IASIS Health Care Corp.:
Letter of Credit, LIBOR plus 2.0%, 5.311%, 3/14/2014	190,556	180,254
Term Delay Draw, LIBOR plus 2.0%, 5.311%, 3/14/2014	714,583	675,953
Term Loan, LIBOR plus 2.0%, 5.311%, 3/15/2014	2,070,434	1,958,506
Ineos Holdings Ltd.:
Term Loan B-2, LIBOR plus 2.25%, 5.561%, 12/16/2013	500,000	441,018
Term Loan C-2, LIBOR plus 2.75%, 6.061%, 12/16/2014	500,000	447,188
Jarden Corp.:
Term Loan B, LIBOR plus 1.75%, 5.061%, 1/24/2012	1,426,576	1,369,513
Term Loan B-2, LIBOR plus 1.75%, 5.061%, 1/24/2012	573,424	549,053
Lender Processing Services, Inc., Term Loan B, LIBOR plus 2.5%, 5.811%, 7/2/2014	500,000	498,750
Mirant North America LLC, Term Loan B, LIBOR plus 1.75%, 5.061%, 1/6/2013	4,000,000	3,872,500
Mylan, Inc., Term Loan B, LIBOR plus 3.25%, 6.561%, 10/2/2014	2,000,000	1,982,500
Oshkosh Truck Corp., Term Loan B, LIBOR plus 1.75%, 5.061%, 12/6/2013	3,972,437	3,708,429
Regal Cinemas Corp., Term Loan, LIBOR plus 1.5%, 4.811%, 10/27/2013	2,000,000	1,905,000
Rockwood Specialties Group, Inc., Term Loan E, LIBOR plus 1.5%, 4.811%, 7/30/2012	2,000,000	1,937,500
SunGard Data Systems, Inc., Term Loan, LIBOR plus 1.75%, 5.061%, 2/28/2014	2,000,000	1,897,260
Telesat LLC:
Term Delay Draw, LIBOR plus 3.0%, 6.311%, 10/31/2014	315,639	305,072
Term Loan, LIBOR plus 3.0%, 6.311%, 10/31/2014	3,684,361	3,561,008
West Corp., Term Loan B2, LIBOR plus 2.375%, 5.686%, 10/24/2013	4,000,000	3,671,000

Total Senior Loans (Cost $56,433,197)		56,127,762
Preferred Securities 0.0%
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (c)	65,000	61,790
Xerox Capital Trust I, 8.0%, 2/1/2027 (c)	32,000	31,234

Total Preferred Securities (Cost $97,932)		93,024

Government & Agency Obligations 9.3%
US Government Sponsored Agencies 8.6%
Federal Home Loan Bank:
2.75%, 6/18/2010						13,000,000	12,881,765
3.375%, 6/24/2011						35,000,000	34,785,625
8.7% **, 5/1/2018						10,000,000	9,780,333
Federal Home Loan Mortgage Corp., 2.875%, 6/28/2010						25,000,000	24,840,150
Federal National Mortgage Association:
3.375%, 5/19/2011						17,000,000	16,916,156
3.875%, 7/12/2013						20,000,000	19,704,968
4.35%, 5/29/2013						15,000,000	15,032,835
8.45% **, 2/27/2023						14,000,000	14,000,000

							147,941,832
US Treasury Obligation 0.7%
US Treasury Bill, 1.08% ****, 7/17/2008 (d)						12,733,000	12,725,004

Total Government & Agency Obligations (Cost $160,597,266)							160,666,836
Municipal Bonds and Notes 1.3%
Essex County, NJ, Improvement Authority Lease Revenue, County Correctional Facility Project, Prerefunded, 5.75%, 10/1/2030 (e)						8,000,000	8,505,040
Florida, State Department Environmental Protection Preservation Revenue, Florida Forever, Series C, 5.0%, 7/1/2013 (e)						6,095,000	6,453,874
South Carolina, Transportation Infrastructure Bank Revenue, Series A, Prerefunded, 5.1%, 10/1/2027 (e)						7,000,000	7,435,260

Total Municipal Bonds and Notes (Cost $22,846,261)							22,394,174
						Shares	Value ($)

Securities Lending Collateral 0.3%
Daily Assets Fund Institutional, 2.74% (f) (g) (Cost $5,150,000)						5,150,000	5,150,000
Cash Equivalents 7.5%
Cash Management QP Trust, 2.49% (f) (Cost $129,548,681)						129,548,681	129,548,681
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,794,392,993) †						101.8	1,757,684,283
Other Assets and Liabilities, Net						(1.8)	(31,723,369)

Net Assets						100.0	1,725,960,914

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
	Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
	Green Tree Financial Corp., “B2”, Series 1996-5	8.45%	7/15/2027	5,302,252	USD	5,817,407	0
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.

***	These securities are shown at their current rate as of June 30, 2008.
****	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $1,795,904,338. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $38,220,055. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,650,688 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $41,870,743.

(a)			All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2008 amounted to $5,019,950 which is 0.3% of net assets.
(b)			Affiliated issuer.
(c)			Date shown is call date; not a maturity date for the perpetual preferred securities.
(d)			At June 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)			Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group, Inc.	0.8
	Financial Guaranty Insurance Co.	0.5
(f)			Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)			Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

REIT: Real Estate Investment Trust
At June 30, 2008, the Fund had an unfunded loan commitments of $184,646, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitment ($)
			Value ($)	Unrealized Depreciation ($)
Community Health Systems, Inc., Term Delay Draw, 1/16/2009	184,646		183,772	(874)
At June 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Treasury Bond	9/15/2008	9	816,602	834,495	17,893
10 Year Canadian Government Bond	9/19/2008	434	50,294,893	49,997,038	(297,855)
10 Year US Treasury Note	9/19/2008	1,507	171,754,938	171,680,273	(74,665)
United Kingdom Treasury Bond	9/26/2008	429	90,647,776	89,201,607	(1,446,169)
Total net unrealized depreciation					(1,800,796)

At June 30, 2008, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Federal Republic of Germany Bond	9/8/2008	974	170,868,635	169,560,791	1,307,844
10 Year Japanese Government Bond	9/10/2008	93	117,666,208	118,631,163	(964,955)
5 Year Swap Future	9/15/2008	200	21,577,565	21,462,500	115,065
5 Year US Treasury Note	9/30/2008	1,297	142,714,884	143,389,433	(674,549)
Total net unrealized depreciation					(216,595)

At June 30, 2008, open credit default swaps contracts purchased were as follows:

Effective/ Expiration Dates		Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation		Unrealized Appreciation/ (Depreciation) ($)
5/6/2008 6/20/2013		40,000[1]	Fixed — 7.25%	ARCO Chemical Co., 9.8%, 2/1/2020		1,916
4/9/2008 6/20/2013		5,000,000[2]	Fixed — 1.42%	CBS Corp., 7.625%, 1/15/2016		(2,467)
Total net unrealized depreciation						(551)
Counterparties:
1				Merrill Lynch, Pierce, Fenner & Smith, Inc.
2				Barclays
At June 30, 2008, the Portfolio had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
CAD	1,010,000	USD	992,980	9/17/2008	3,490
USD	65,386,196	EUR	42,409,000	9/17/2008	1,118,642
USD	17,603,079	JPY	1,878,495,000	9/17/2008	163,316
USD	99,691,254	NOK	519,531,000	9/17/2008	1,515,459
USD	122,911,552	SGD	167,974,000	9/17/2008	1,001,490
Total unrealized appreciation					3,802,397

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ( $)
AUD	48,688,000	USD	45,513,056	9/17/2008	(684,868)
CHF	52,216,000	USD	50,267,143	9/17/2008	(882,707)
GBP	13,717,000	USD	26,686,424	9/17/2008	(472,585)
SEK	87,494,000	USD	14,428,430	9/17/2008	(37,027)
Total unrealized depreciation					(2,077,187)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

Included in the portfolio are investments in mortgage or asset-backed securities which are interest in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008